FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

6.FAIR VALUE MEASUREMENT (Continued)

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2023 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Note 19)	$—	$8,148	$—	$8,148
Equity securities (FVOCI) (Note 10)	293,145	30,566	—	323,711
Share purchase warrants (FVPL) (Note 10)	—	21,546	—	21,546
Fair value of derivative financial instruments (Note 21)	—	50,786	—	50,786
Total financial assets	$293,145	$111,046	$—	$404,191
Financial liabilities:
Share based liabilities (Note 17D)	$35,469	$—	$—	$35,469
Fair value of derivative financial instruments (Note 21)	—	7,222	—	7,222
Total financial liabilities	$35,469	$7,222	$—	$42,691

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2022 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Note 19)	$—	$8,579	$—	$8,579
Equity securities (FVOCI) (Note 10)	279,303	25,315	—	304,618
Share purchase warrants (FVPL) (Note 10)	—	28,124	—	28,124
Fair value of derivative financial instruments (Note 21)	—	8,774	—	8,774
Total financial assets	$279,303	$70,792	$—	$350,095
Financial liabilities:
Share based liabilities (Note 17D)	$32,425	$—	$—	$32,425
Fair value of derivative financial instruments (Note 21)	—	78,114	—	78,114
Total financial liabilities	$32,425	$78,114	$—	$110,539